Option and Collaboration Agreements - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2022
Option And Collaboration Agreements [Line Items]
Contract with customers liability current			$ 96	$ 369			$ 109
Shinogi And Company Limited [Member]
Option And Collaboration Agreements [Line Items]
Transaction price			24,192
Contract with customers liability current			$ 0
Option And Collaboration Agreement [Member] | Shinogi And Company Limited [Member]
Option And Collaboration Agreements [Line Items]
Option and collaboration agreement beginning date						Dec. 19, 2018
Option and collaboration agreement end date						Apr. 15, 2019
Upfront payment received					$ 10,000
Cash payment received to exercise the option		$ 10,000
Commercial and milestone payments receivable				105,000
Cumulative upfront payment received				10,000
Cumulative payment received for option exercise				$ 10,000
Modification in terms of the collaboration agreement fee received	$ 387
Percentage of revenue recognized			1.50%	15.90%
Transaction price			$ 24,192
Contract with customers liability current			0	$ 352
License Development And Commercialization Agreement [Member] | Tali Digital Limited [Member] | Specified Development Milestone [Member]
Option And Collaboration Agreements [Line Items]
Target based milestone amount payable			2,000
License Development And Commercialization Agreement [Member] | Tali Digital Limited [Member] | Specified Commercialization Milestone [Member]
Option And Collaboration Agreements [Line Items]
Target based milestone amount payable			$ 35,500